787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

April 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: BlackRock Capital Allocation Trust

Investment Company Act File No. 811-23564

Ladies and Gentlemen:

On behalf of BlackRock Capital Allocation Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Trust's Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:Janey Ahn, Esq., BlackRock Advisors, LLC

Dean A. Caruvana, Esq., BlackRock Advisors, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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